Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Operating Leases
Operating Leases

Note 8 - Operating Leases

On July 1, 2015, the Company entered into a five-year lease for warehouse space in Corsicana, Texas. The Company is also responsible for the pro rata share of the projected monthly expenses for the property taxes. The current pro rata share is $882. On June 1, 2019, the lease was extended to March 31, 2024, and on March 28, 2024, the lease was further extended for an additional five years from March 31, 2024 to March 31, 2029. Rent is $3,750 monthly until March 31, 2026 and then $3,866 per month until March 31, 2029. The Company recorded a right of use asset and an operating lease liability of $161,728. This amount represents the difference between the value from the remaining lease and the extended lease.

On August 1, 2024, the Company entered into a 3-year lease for laboratory space in Grand Forks, North Dakota. The lease contains an option to extend for a further three years that the Company is reasonably certain to exercise. As a result, the additional three year extension is included as part of the lease term. Rent is $1,400 monthly until July 31, 2027, and then effectively $1,540 per month until July 31, 2030. Upon commencement of the lease the Company recorded a right of use asset and an operating lease liability of $69,615.

On November 22, 2024, the Company entered into an approximate 3-year lease for laboratory space in State College, Pennsylvania, commencing December 15, 2024 and ending November 30, 2027. The lease contains an option to extend for a further three years that the Company is reasonably certain to exercise. As a result, the additional three year extension is included as part of the lease term. Rent is $1,800 monthly until November 30, 2025, $1,860 monthly thereafter until November 30, 2026, and $1,920 monthly thereafter until November 30, 2027. During the option period, rent is $1,980 monthly from December 1, 2027 to November 30, 2028, $2,040 monthly thereafter through November 30, 2029, and $2,100 monthly thereafter through November 30, 2030. Upon commencement of the lease the Company recorded a right of use asset and an operating lease liability of $94,942.

For the nine months ended September 30, 2025 and the year ended December 31, 2024, the Company recorded an operating lease right of use asset and liabilities as follows:

	September 30,	December 31,
	2025	2024
Right of use asset - operating lease	$271,078	$305,142
Current portion of operating lease liability	48,846	42,733
Operating lease liability	274,771	306,223

Future remaining minimum lease payments under these non-cancelable leases are as follows:

For the twelve months ended September 30,
2026	$84,696
2027	86,392
2028	88,512
2029	66,036
2030	40,480
Thereafter	4,201
Total	370,317
Less discount	(95,546)
Total lease liabilities	274,771
Less current portion	(48,846)
Operating lease obligation, net of current portion	$225,925

The weighted average remaining lease term for operating leases is 4.45 years and the weighted average discount rate used in calculating the operating lease asset and liability is 14.55%. For the nine months ended September 30, 2025 and 2024, payments on lease obligations were $62,550 and $36,550, respectively, and amortization of the right of use assets was $34,064 and $23,380, respectively.

For the nine months ended September 30, 2025 and 2024, the Company’s lease cost consists of the following components, each of which is included in costs and expenses within the Company’s unaudited condensed consolidated statements of operations:

	For the	For the
	Nine Months Ended	Nine Months Ended
	September 30, 2025	September 30, 2024
Operating lease costs	$65,162	$36,750

Note 9 - Operating Leases

On July 1, 2015, the Company entered into a five-year lease for warehouse space in Corsicana, Texas. The Company is also responsible for the pro rata share of the projected monthly expenses for the property taxes. The current pro rata share is $882. On June 1, 2019, the lease was extended to March 31, 2024, and on March 28, 2024, the lease was further extended for an additional five years from March 31, 2024 to March 31, 2029. Rent is $3,750 monthly until March 31, 2026 and then $3,866 per month until March 31, 2029. The Company recorded a right of use asset and an operating lease liability of $161,728. This amount represents the difference between the value from the remaining lease and the extended lease.

On August 1, 2024, the Company entered into a 3-year lease for laboratory space in Grand Forks, North Dakota. The lease contains an option to extend for a further three years that the Company is reasonably certain to exercise. As a result, the additional three year extension is included as part of the lease term. Rent is $1,400 monthly until July 31, 2027, and then effectively $1,540 per month until July 31, 2030. Upon commencement of the lease the Company recorded a right of use asset and an operating lease liability of $69,615.

On November 22, 2024, the Company entered into an approximate 3-year lease for laboratory space in State College, Pennsylvania, commencing December 15, 2024 and ending November 30, 2027. The lease contains an option to extend for a further three years that the Company is reasonably certain to exercise. As a result, the additional three year extension is included as part of the lease term. Rent is $1,800 monthly until November 30, 2025, $1,860 monthly thereafter until November 30, 2026, and $1,920 monthly thereafter until November 30, 2027. During the option period, rent is $1,980 monthly from December 1, 2027 to November 30, 2028, $2,040 monthly thereafter through November 30, 2029, and $2,100 monthly thereafter through November 30, 2030. Upon commencement of the lease the Company recorded a right of use asset and an operating lease liability of $94,942.

For the years ended December 31, 2024 and 2023, the Company recorded an operating lease right of use asset and liabilities as follows:

	December 31,	December 31,
	2024	2023
Right of use asset - operating lease	$305,142	$10,639
Current portion of operating lease liability	42,733	11,157
Operating lease liability	306,233	—

Future remaining minimum lease payments under these non-cancelable leases are as follows:

For the twelve months ended December 31,
2025	$83,460
2026	85,224
2027	86,992
2028	88,692
2029	54,618
Thereafter	33,880
Total	432,866
Less discount	(126,643)
Total lease liabilities	306,223
Less current portion	(42,733)
Operating lease obligation, net of current portion	$263,490

The weighted average remaining lease term for operating leases is 5.2 years and the weighted average discount rate used in calculating the operating lease asset and liability is 14.55%. For the years ended December 31, 2024 and 2023, payments on lease obligations were $52,871 and $45,000, respectively, and amortization on the right of use assets was $31,782 and $40,924, respectively.

For the years ended December 31, 2024 and 2023, the Company’s lease cost consists of the following components, each of which is included in costs and expenses within the Company’s consolidated statements of operations:

	December 31,	December 31,
	2024	2023
Operating lease costs	$53,595	$45,310